IMPAIRMENTS AND IMPAIRMENT REVERSALS - Mineral Property Impairments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [line items]
Total mineral property impairments for operating mines	$ 104.0	$ 256.9
Non-operating mining properties	153.0	99.6	[1]
Impairment loss recognised in profit or loss, goodwill	45.0
Total mineral property impairments	302.0	356.5
Brio Gold
Disclosure of impairment loss and reversal of impairment loss [line items]
Total mineral property impairments for operating mines	103.0	0.0
Non-operating mining properties	78.0	0.0
Impairment loss recognised in profit or loss, goodwill	0.0
Total mineral property impairments	181.0	0.0
Gualcamayo
Disclosure of impairment loss and reversal of impairment loss [line items]
Total mineral property impairments for operating mines	0.0	256.9
Non-operating mining properties	75.0	99.6
Impairment loss recognised in profit or loss, goodwill	0.0
Total mineral property impairments	75.0	356.5
Jacobina
Disclosure of impairment loss and reversal of impairment loss [line items]
Total mineral property impairments for operating mines	(150.0)	0.0
Non-operating mining properties	0.0	0.0
Impairment loss recognised in profit or loss, goodwill	0.0
Total mineral property impairments	(150.0)	0.0
Minera Florida Ltda.
Disclosure of impairment loss and reversal of impairment loss [line items]
Total mineral property impairments for operating mines	151.0	0.0
Non-operating mining properties	0.0	0.0
Impairment loss recognised in profit or loss, goodwill	0.0
Total mineral property impairments	151.0	0.0
Canadian Malartic
Disclosure of impairment loss and reversal of impairment loss [line items]
Total mineral property impairments for operating mines	0.0	0.0
Non-operating mining properties	0.0	0.0
Impairment loss recognised in profit or loss, goodwill	45.0
Total mineral property impairments	$ 45.0	$ 0.0

[1]	The Company has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated except for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.